Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Aug. 29, 2011
(Wells Fargo Advantage Opportunity Fund) | Class B
Operating Expenses:
Management Fees	0.68%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	2.03%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	2.00%	[1]
(Wells Fargo Advantage Enterprise Fund) | Class B
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	2.08%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.93%	[1]
(Wells Fargo Advantage Equity Value Fund) | Class R
Operating Expenses:
Management Fees	0.65%	[2]
Distribution (12b-1) Fees	0.25%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.54%	[3]
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.49%	[4]

[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[3]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[4]	The Adviser has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.